Non-current Bank Credit Lines and Loan Facilities - Narrative (Details) - USD ($) $ in Thousands								12 Months Ended
	Dec. 30, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 29, 2021	Sep. 27, 2021	Jul. 01, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Total financing costs								$ 229,731	$ 182,423	$ 13,019
Cash paid for interest								210,918	106,205	$ 13,062
Long-term debt at fair value								4,650,300	5,507,200
PRA Health Sciences, Inc
Debt Instrument [Line Items]
Total financing costs								$ 17,700	$ 86,700
Senior Secured Term Loan | Minimum
Debt Instrument [Line Items]
Basis spread on variable rate (in percent)								0.50%
Senior Secured Term Loan | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Basis spread on variable rate (in percent)							2.25%
Senior secured revolving loan facility | Variable rate component one | Base rate
Debt Instrument [Line Items]
Basis spread on variable rate (in percent)								0.60%
Senior secured revolving loan facility | Variable rate component one | Base rate | Maximum
Debt Instrument [Line Items]
Basis spread on variable rate (in percent)								1.00%
Senior secured revolving loan facility | Variable rate component one | Base rate | Minimum
Debt Instrument [Line Items]
Basis spread on variable rate (in percent)								0.25%
Senior secured revolving loan facility | Variable rate component two | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Basis spread on variable rate (in percent)								1.60%
Senior secured revolving loan facility | Variable rate component two | London Interbank Offered Rate (LIBOR) | Maximum
Debt Instrument [Line Items]
Basis spread on variable rate (in percent)								2.00%
Senior secured revolving loan facility | Variable rate component two | London Interbank Offered Rate (LIBOR) | Minimum
Debt Instrument [Line Items]
Basis spread on variable rate (in percent)								1.25%
Credit Facilities: | Senior secured credit facility and senior secured notes
Debt Instrument [Line Items]
Debt discount paid							$ 27,600
Credit Facilities: | Senior Secured Term Loan
Debt Instrument [Line Items]
Debt instrument, face amount							$ 5,515,000
Debt instrument, interest rate (in percent)							1.00%	7.092%	2.75%
Repayments of senior debt	$ 200,000	$ 200,000	$ 100,000	$ 300,000	$ 500,000	$ 13,800
Cash paid for interest	66,100	53,600	39,400	35,100	40,800	$ 40,400
Payments of debt restructuring costs	$ 1,800	$ 1,900	$ 900	$ 3,200	$ 5,600
Credit Facilities: | Senior Secured Revolving Credit Facility
Debt Instrument [Line Items]
Remaining borrowing capacity								$ 300,000
Line of credit | Senior secured revolving loan facility | Revolving loan facility
Debt Instrument [Line Items]
Maximum borrowing capacity							$ 300,000
Senior Secured Notes | Senior Secured Notes
Debt Instrument [Line Items]
Debt instrument, face amount							$ 500,000
Debt instrument, interest rate (in percent)							2.875%	2.875%	2.875%